UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   2 George Yard
           Lombard Street
           London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England               February 8, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          6

Form 13F Information Table Value Total:   $996,535
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


----          -------------------               ------------------------------

                                                        FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2         COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6  COLUMN 7    COLUMN 8

                                                               VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP       (x1000)  PRN AMT   PRN CALL   DISCRETION  MGRS  SOLE   SHARED   NONE
--------------                   --------------    -----       -------  -------   --- ----   ----------  ----  ----   ------   ----
CEMEX SAB DE CV                  SPON ADR 5 ORD    151290889   257,393  7,608,415 SH         SOLE         NONE       7,608,415
GRUPO TELEVISA SA DE CV          SP ADR REP ORD    40049J206   112,294  4,157,498 SH         SOLE         NONE       4,157,498
MOBILE TELESYSTEMS OJSC          SPONSORED ADR     607409109   120,155  2,394,000 SH         SOLE         NONE       2,394,000
NDS GROUP PLC                    SPONSORED ADR     628891103    68,330  1,414,985 SH         SOLE         NONE       1,414,985
OPEN JT STK CO-VIMPEL COMMUN     SPONSORED ADR     68370R109   329,774  4,177,000 SH         SOLE         NONE       4,177,000
SCHLUMBERGER LTD                 COM               806857108   108,589  1,719,265 SH         SOLE         NONE       1,719,265
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                          996,535




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